Long-Term Debt (Tables)	12 Months Ended
Dec. 31, 2017
Debt Disclosure [Abstract]
Schedule of Long-term Debt Instruments
Long-term debt as of December 31, 2017 and December 31, 2016 consisted of the following:

	December 31, 2017	December 31, 2016
(In thousands)
Term debt (1)
April 2017 U.S. term loan averaging 3.43% (due 2017-2024)	$735,000	$—
March 2013 U.S. term loan averaging 3.25% (due 2013-2020)	—	602,850
Notes
April 2017 U.S. fixed rate notes at 5.375% (due 2027)	500,000	—
June 2014 U.S. fixed rate notes at 5.375% (due 2024)	450,000	450,000
March 2013 U.S. fixed rate notes at 5.25% (due 2021)	—	500,000
	1,685,000	1,552,850
Less current portion	—	(2,775)
	1,685,000	1,550,075
Less debt issuance costs	(24,485)	(15,864)
	$1,660,515	$1,534,211

(1)	The average interest rates are calculated over the life of the instrument and do not reflect the effect of interest rate swap agreements (see Note 6 to the Consolidated Financial Statements).

Schedule of Maturities of Long-term Debt
The term loan amortizes at $7.5 million annually. The minimum maturities of term debt under the 2017 Credit Agreement are as follows:

(In thousands)	2018	2019	2020	2021	2022	2023 & Beyond	Total
April 2017 U.S. term loan averaging 3.43% (due 2017-2024)	$—	$5,625	$7,500	$7,500	$7,500	$706,875	$735,000